Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Main Subsidiaries and Consolidated VIEs	Main subsidiaries and consolidated VIEs of WN included:
	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest		Principal activities

Wholly owned subsidiaries:
Beijing Erwan Technology Limited (“Beijing Erwan”, or the “WN WFOE”)	March 27, 2017	The PRC	100%		Investment holding

VIEs:
Feierlai (Beijing) Technology Limited (“Beijing Feierlai”, or the “VIE 1”, or the “VIE” after the Reorganization)	July 27, 2016	The PRC	100	%*	Listing Businesses
Beijing Dianfengtongdao Technology Limited (“Beijing Dianfeng”, or the “WN VIE”)	April 25, 2017	The PRC	100	%*	Listing Businesses, Old Business
*	WN WFOE had 100% of beneficial interests in these consolidated VIEs.
As of June 30, 2024, the Company’s major subsidiaries, the VIEs and VIEs’ subsidiaries are as follows:
	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Investment holding
Rare River Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
Rare River Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
Rare River Technology (HK) Limited	March 6, 2024	Hong Kong	100%	Investment holding
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Liangzizhige Technology Limited. (the “EW WFOE”, or the “WFOE 1”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Beijing Chuangyuqizhi Technology Co., Ltd. (the “WFOE 2”)	April 26, 2024	The PRC	100%	Technical consulting and related service
Beijing Ziranzhilu Liquor Industry Co., Ltd.	April 26, 2024	The PRC	100%	Consumer business
Qiniuyouxuan (Beijing) Technology Co., Ltd.	March 23, 2023	The PRC	100%	Consumer business
VIEs:
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”)	July 27, 2016	The PRC	100%*	Online learning services
Beijing Zhixueduxing Technology Co., Ltd. (the “VIE 2”)	March 23, 2023	The PRC	100%*	Technology service
VIEs’ subsidiaries:
Beijing Shijiwanhe Information Consulting Limited	August 28, 2019	The PRC	100%*	Online learning services
Beijing Denggaoerge Network Technology Limited	December 24, 2020	The PRC	100%*	Online learning services
Anhui Denggaoerge Network Technology Co., Ltd.	February 12, 2023	The PRC	100%*	Online learning services
*	The WFOEs have 100% of beneficial interests in the consolidated VIEs (including their subsidiaries).

Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated	The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from the Predecessors for the years ended June 30, 2022:
For the year ended June 30, 2022:	Share based compensation	Others	Total
	RMB	RMB	RMB

Cost of revenues	10,984	77	11,061
Sales and marketing expenses	32,406	7,172	39,578
Research and development expenses	30,986	338	31,324
General and administrative expenses	26,612	2,065	28,677
Total	100,988	9,652	110,640

Schedule of Consolidated Financial Information	The following consolidated financial information of the VIEs after the elimination of inter-company transactions between the VIEs and the subsidiaries of the VIEs was included in the accompanying consolidated financial statements of the Group as follows:
	As of June 30,
	2023	2024
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	422,076	311,071
Short-term investments	50,213	-
Accounts receivable, net	12,203	16,083
Amounts due from related parties	29,116	4,488
Amounts due from intra-Group companies	-	149,820
Inventory, net	-	6
Prepayments and other current assets	123,734	180,818
Total current assets	637,342	662,286
Property and equipment, net	2,646	1,330
Operating lease right-of-use assets	41,654	26,848
Deferred tax assets	2,084	847
Other non-current assets	12,347	10,945
Total non-current assets	58,731	39,970
TOTAL ASSETS	696,073	702,256
Accounts payables	62,094	61,888
Accrued expenses and other current liabilities	124,532	151,918
Amounts due to intra-Group companies	17,000	32,714
Income tax payable	8,794	9,642
Contract liabilities, current portion	517,213	380,548
Advance from customers	144,397	159,806
Operating lease liabilities, current portion	21,425	23,782
Total current liabilities	895,455	820,298
Contract liabilities, non-current portion	7	11,365
Operating lease liabilities, non-current portion	23,786	6,317
Total non-current liabilities	23,793	17,682
TOTAL LIABILITIES	919,248	837,980

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Revenues:
- earned from third-party customers	2,822,508	2,933,413	3,752,463
- earned from a related party	44,710	147,921	34,107
Total revenues	2,867,218	3,081,334	3,786,570

Cost of revenues and operating expenses
- arising from non intra-Group transactions	(2,576,144)	(2,701,287)	(3,052,384)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements	(230,281)	(392,174)	(673,373)
Total cost of revenues and operating expenses	(2,806,425)	(3,093,461)	(3,725,757)

Net (loss)/income	62,712	(15,092)	69,773
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Cash flows from operating activities:
Net cash provided by transactions with third parties	495,719	548,728	644,984
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(239,597)	(415,703)	(713,732)
Net cash provided by operating activities	256,122	133,025	(68,748)

Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties	(31,836)	9,786	56,305
Net cash (used in)/provided by transactions with related parties	(5,912)	24,386	-
Net cash (used in)/provided by transactions with intra-Group companies*	(155,960)	155,960	(141,984)
Net cash (used in)/provided by investing activities	(193,708)	190,132	(85,679)

Cash flows from financing activities:
Net cash provided by/(used in) transactions with Predecessors	(3,691)	-	-
Net cash used in transactions with third parties	-	(1,530)	(2,250)
Net cash provided by/ (used in) transactions with intra-Group companies	-	17,000	45,672
Net cash provided by/ (used in) financing activities	(3,691)	15,470	43,422
*	During the year ended June 30, 2022, the VIEs transferred RMB155,960 of its excess cash to the WFOEs for cash management purpose, which have been fully collected during the year ended June 30, 2023. During the year ended June 30, 2024, the VIEs transferred RMB141,984 of its excess cash to certain subsidiaries to support their business.